LEASES - Maturity operating lease payment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 01, 2019
LEASES
2021	$ 25,452
2022	29,694
2023		$ 50,904
2024		29,694
Total	55,146	80,598
Discount factor	(5,931)	(11,999)
Total lease liabilities	$ 49,215	$ 68,599	$ 82,000	$ 65,000